Segment and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2021
Operating Segments [Abstract]
Revenues by Reportable Segment
Information regarding each reportable segment for the periods indicated is set forth below:

Revenue by segment:	Year ended December 31
	2019		2020		2021
		% of total		% of total		% of total
ATS	$2,285.6	39%	$2,086.3	36%	$2,315.1	41%
CCS	3,602.7	61%	3,661.8	64%	3,319.6	59%
Communications revenue as a % of total revenue		40%		42%		40%
Enterprise revenue as a % of total revenue		21%		22%		19%
Total	$5,888.3		$5,748.1		$5,634.7

Information by Reportable Segment

Segment income, segment margin, and reconciliation of segment income to IFRS earnings before income taxes:	Year ended December 31
	2019		2020		2021
		Segment Margin		Segment Margin		Segment Margin
ATS segment income and margin	$64.2	2.8%	$69.7	3.3%	$105.0	4.5%
CCS segment income and margin	93.9	2.6%	129.3	3.5%	128.9	3.9%
Total segment income	158.1		199.0		233.9

Reconciling items:
Finance costs	49.5		37.7		31.7
Employee SBC expense	34.1		25.8		33.4
Amortization of intangible assets (excluding computer software)	24.6		21.8		22.5
Other charges (recoveries) (note 15)	(49.9)		23.5		10.3
IFRS earnings before income taxes	$99.8		$90.2		$136.0

Disclosure of Geographical Areas
The following table details our external revenue allocated by manufacturing location among countries that generated 10% or more of total revenue for the years indicated:

	Year ended December 31
	2019	2020	2021
Thailand	34%	35%	36%
China	18%	20%	16%
Malaysia	12%	*	13%
Canada	*	*	*
* Less than 10%.

    The following table details our allocation of property, plant and equipment and ROU assets among countries that represented 10% or more of total property, plant and equipment and ROU assets for the years indicated:

	December 31
	2020	2021
China	14%	11%
Thailand	17%	16%
United States	18%	22%
Canada	*	*
* Less than 10%.
    The following table details our allocation of intangible assets and goodwill among countries that represented 10% or more of total intangible assets and goodwill for the years indicated:

	December 31
	2020	2021
United States	85%	49%
South Korea	11%	*
Singapore	*	42%
Canada	*	*
* Less than 10%.